Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 133,125	$ 18,238	¥ 134,598	¥ 123,675
Operating costs and expenses:
Cost of revenues	66,102	9,056	65,031	63,935
Selling, general and administrative	23,620	3,236	23,519	20,514
Research and development	22,133	3,032	24,192	23,315
Total operating costs and expenses	111,855	15,324	112,742	107,764
Operating profit	21,270	2,914	21,856	15,911
Total other income (loss), net	7,352	1,007	3,342	(5,799)
Income (loss) before income taxes	28,622	3,921	25,198	10,112
Income taxes	4,447	609	3,649	2,578
Net income (loss)	24,175	3,312	21,549	7,534
Less: net (loss) income attributable to noncontrolling interests	415	57	1,234	(25)
Net income attributable to Baidu, Inc.	23,760	3,255	20,315	7,559
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues	104,712	14,345	103,465	95,431
Operating costs and expenses:
Cost of revenues	44,830	6,142	42,592	42,378
Selling, general and administrative	20,049	2,747	19,623	17,103
Research and development	20,355	2,788	22,425	21,416
Total operating costs and expenses	85,234	11,677	84,640	80,897
Operating profit	19,478	2,668	18,825	14,534
Total other income (loss), net	8,311	1,139	4,298	(4,453)
Income (loss) before income taxes	27,789	3,807	23,123	10,081
Income taxes	4,386	601	3,568	2,494
Net income (loss)	23,403	3,206	19,555	7,587
Less: net (loss) income attributable to noncontrolling interests	(28)	(4)	154	36
Net income attributable to Baidu, Inc.	23,431	3,210	19,401	7,551
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues	29,225	4,004	31,873	28,998
Operating costs and expenses:
Cost of revenues	21,954	3,008	23,103	22,321
Selling, general and administrative	3,682	504	4,014	3,466
Research and development	1,778	244	1,767	1,899
Total operating costs and expenses	27,414	3,756	28,884	27,686
Operating profit	1,811	248	2,989	1,312
Total other income (loss), net	(959)	(132)	(956)	(1,346)
Income (loss) before income taxes	852	116	2,033	(34)
Income taxes	61	8	81	84
Net income (loss)	791	108	1,952	(118)
Less: net (loss) income attributable to noncontrolling interests	27	4	27	18
Net income attributable to Baidu, Inc.	764	104	1,925	(136)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues	(812)	(111)	(740)	(754)
Operating costs and expenses:
Cost of revenues	(682)	(94)	(664)	(764)
Selling, general and administrative	(111)	(15)	(118)	(55)
Research and development	0	0	0	0
Total operating costs and expenses	(793)	(109)	(782)	(819)
Operating profit	(19)	(2)	42	65
Total other income (loss), net	0	0	0	0
Income (loss) before income taxes	(19)	(2)	42	65
Income taxes	0	0	0	0
Net income (loss)	(19)	(2)	42	65
Less: net (loss) income attributable to noncontrolling interests	416	57	1,053	(79)
Net income attributable to Baidu, Inc.	¥ (435)	$ (59)	¥ (1,011)	¥ 144